Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity

34.	Equity
34.1.	Share capital (net of share issuance costs)

As of December 31, 2021 and December 31, 2020, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

34.1.1.	Accounting policy for share capital

Share capital comprises common shares and preferred shares. Transaction costs attributable to the issue of new shares (share issuance costs) are presented (net of tax) in shareholders’ equity, within capital transactions, as a deduction from the proceeds.

As of December 31, 2021 and December 31, 2020, the Company held treasury shares, of which 222,760 are common shares and 72,909 are preferred shares.

34.2.	Capital reserves

Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 2, at December 31, 2021.

34.3.	Capital transactions
34.3.1.	Incremental costs directly attributable to the issue of shares

It includes any transaction costs directly attributable to the issue of new shares, net of taxes.

34.3.2.	Change in interest in subsidiaries

It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions.

34.3.3.	Treasury shares

Shares held in treasury in the amount of US$ 2, represented by 222,760 common shares and 72,909 preferred shares.

34.4.	Profit reserves
34.4.1.	Legal reserve

It represents 5% of the net income for the year, calculated pursuant to article 193 of the Brazilian Corporation Law.

34.4.2.	Statutory reserve

Appropriated by applying 0.5% of the year-end share capital and is retained to fund technology research and development programs. The balance of this reserve may not exceed 5% of the share capital, pursuant to article 56 of the Company’s bylaws.

34.4.3.	Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve in the shareholders’ equity pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

In 2021, the amount of US$ 118 was appropriated from retained earnings to the tax incentive reserve referring to a subsidy incentive for investments, granted from the Superintendencies for Development of the Northeast Region of Brazil (SUDENE) and of the Amazon (SUDAM).

34.4.4.	Accounting policy for tax incentives reserve

A government grant is recognized when there is reasonable assurance that the grant will be received and the Company will comply with the conditions attached to the grant.

34.4.5.	Profit retention reserve

It Includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

34.5.	Distributions to shareholders

Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.

To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.

The payment of dividends may be made only to preferred shareholders if the priority dividends absorb all the adjusted net income for the year or reach an amount equal to or greater than the mandatory minimum dividend of 25%.

The Company’s policy on distributions to shareholders, over and above those required by the Brazilian Corporate Law, approved by the Board of Directors in 2019 and updated in November 2021, defines the following:

·	minimum distribution of US$ 4,000 for fiscal years when the average Brent price exceeds US$ 40 per barrel, regardless its level of indebtedness. This distribution will be equal to both common and preferred shares, once it exceeds the minimum value for preferred shares provided for in the Company's bylaws;
·	in case of gross debt (comprising current and non-current finance debt and lease liability) equal to or less than US$ 65,000, in addition to the existence of net income attributable to shareholders of Petrobras, to be verified on a quarterly basis, the Company will distribute to shareholders 60% of the difference between net cash provided by operating activities and cash used in the acquisition of PP&E and intangibles assets, calculated in Brazilian reais, provided that the result of this calculation exceeds US$ 4,000 and does not compromise the financial sustainability of the Company;
·	regardless its level of indebtedness, the Company may, in exceptional cases, pay extraordinary dividends, exceeding the minimum mandatory dividend or the values established in the policy, provided that the Company's financial sustainability is preserved;
·	the distribution of remuneration to shareholders must be made on a quarterly basis; and
·	the Company may exceptionally distribute dividends even if there is no net income for the year, in accordance with the rules provided for the Brazilian Corporation Law and the criteria defined in this policy.

Petrobras seeks, through its policy on distributions to shareholders, to ensure short, medium and long-term financial sustainability, providing predictability to the dividend payments to shareholders.

34.5.1.	Accounting policy for distributions to shareholders

Distributions to shareholders are made by means of dividends and interest on capital, determined in accordance with the limits defined in the Brazilian Corporation Law and in the Company’s bylaws. Interest on capital is a deductible expense in the income tax calculation, while dividend is not deductible.

The dividends portion provided for in the bylaws or that represents the minimum mandatory dividends is recognized as a liability within the statement of financial position. Any excess must be maintained in shareholders' equity, as additional dividends proposed, until its approval on the Annual General Shareholders Meeting.

34.5.2.	Proposed dividends

Distribution to shareholders for 2021, proposed by management for approval at the Annual General Shareholders Meeting, amounting to US$ 18,541, is superior to the minimum mandatory dividend of 25% of the adjusted income and will be paid in equal proportions for common and preferred shares.

Considering the net income for the year and the achievement of the indebtedness target, the amount of dividends proposed by the Company was based on the policy on distribution to shareholders, equivalent to 60% of the difference between net cash provided by operating activities (R$ 203,126 million) and cash used in the acquisition of PP&E and intangibles assets (R$ 34,134 million), resulting in a R$ 101,395 million distribution, which is equivalent to US$ 18,541 translated based on the exchange rate prevailing at the date of approval for each anticipation and in the closing exchange rate for the complementary dividends.

				Common Shares		Preferred Shares
Payment	Date of Board of Directors approval	Date of register	Date of Payment	Amount	Amount per share	Amount	Amount per share	Total
1st installment – dividends	08.04.2021	08.16.2021	08.25.2021	2,300	0.3091	1,731	0.3091	4,031
2nd installment - interest on capital	08.04.2021	12.01.2021	12.15.2021	1,483	0.1993	1,116	0.1993	2,599
2nd installment - dividends	10.28.2021	12.01.2021	12.15.2021	2,911	0.3911	2,191	0.3911	5,102
Indexation charges on paid anticipations				69	0.0093	52	0.0093	121
Complementary dividends	02.23.2022	04.13.2022	05.16.2022	3,816	0.5127	2,872	0.5127	6,688
Total for 2021				10,579	1.4215	7,962	1.4215	18,541
Total for 2020				1,128	0.1515	849	0.1515	1,977
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval, except for the complementary dividends, based on the closing exchange rate at the date of the financial statements.

Distributions to shareholders for 2020 amounted to US$ 1,977, including the minimum mandatory dividend to preferred shareholders (US$ 849) and the additional dividends proposed (US$ 1,128) to ordinary shareholders, arising from the remaining portion of the net income for that year and the profit retention reserve, considering cash generation in the year and the Company's preserved financial sustainability.

34.5.3.	Dividends payable

As of December 31, 2021, there are no dividends payable to shareholders within current liabilities, given that anticipation of dividends have already been paid throughout 2021, while the complementary dividends will be maintained in shareholders' equity until its approval on the Annual General Shareholders Meeting. As of December 31, 2020 this balance amounted to US$ 858.

34.6.	Earnings per share

		2021			2020			2019
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	11,339	8,536	19,875	651	490	1,141	5,791	4,360	10,151
Continuing operations	11,339	8,536	19,875	651	490	1,141	4,370	3,290	7,660
Discontinued operations	−	−	−	−	−	−	1,421	1,070	2,491
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	1.52	1.52	1.52	0.09	0.09	0.09	0.78	0.78	0.78
Continuing operations	1.52	1.52	1.52	0.09	0.09	0.09	0.59	0.59	0.59
Discontinued operations	−	−	−	−	−	−	0.19	0.19	0.19
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	3.04	3.04	3.04	0.18	0.18	0.18	1.56	1.56	1.56
Continuing operations	3.04	3.04	3.04	0.18	0.18	0.18	1.18	1.18	1.18
Discontinued operations	−	−	−	−	−	−	0.38	0.38	0.38
(*)	Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.